Leases - Schedule of Carrying Amounts of Right-to-Use Assets (Details) - Office lease [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Carrying Amounts of Right-to-Use Assets [Line Items]
Balance at beginning	$ 316	$ 467
Depreciation on right-to-use assets	(152)	(151)
Balance at ending	$ 164	$ 316